Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Series A [Member]
Limited partners, units outstanding	140,430.1803	140,590.2950
Series B [Member]
Limited partners, units outstanding	7,036.0325	7,017.8811
Series C [Member]
Limited partners, units outstanding	3,956.9329	1,930.6399
Series D [Member]
Limited partners, units outstanding	37.5601	0.0000
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	$ 128,131,904	$ 27,441,546
Cash denominated in foreign currencies, cost	27,839,061	6,590,374
Investments in U.S Treasury notes, amortized cost	$ 358,764,241	$ 179,527,858